COMMITMENTS AND CONTINGENCIES (Schedule of Annual Commitments) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
2025	$ 399,395
2026	453,319
2027	429,335
2028	246,561
2029	241,033
Thereafter	83,108
Total	$ 1,852,750